Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2022	2021	2020
Net income	$58,667	$53,876	$65,225
Less: Series A Preferred unitholders’ interest in net income	6,800	6,900	7,200
Net income attributable to the unitholders of KNOT Offshore Partners LP	51,867	46,976	58,025
Less: Distributions (2)	55,404	72,520	72,136
Under (over) distributed earnings	(3,537)	(25,544)	(14,111)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(3,430)	(24,927)	(13,851)
Class B unitholders	(42)	(147)	—
General Partner	(65)	(470)	(261)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	33,882	33,050	32,694
Class B unitholders	416	195	—
General Partner	640	623	615
Weighted average units outstanding (diluted) (in thousands):
Common unitholders (4)	37,919	37,064	32,694
Class B unitholders	416	195	—
General Partner	640	623	615
Earnings per unit (basic)
Common unitholders	$1.48	$1.38	$1.74
Class B unitholders	1.48	2.62	—
General Partner	1.48	1.38	1.74
Earnings per unit (diluted):
Common unitholders (4)	$1.48	$1.38	$1.74
Class B unitholders	1.48	2.62	—
General Partner	1.48	1.38	1.74
Cash distributions declared and paid in the period per unit (5)	$2.08	$2.08	$2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.03	$0.52	$0.52
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s agreement of limited partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This included cash distributions to the IDR holder (KNOT) for the years ended December 31, 2021 and 2020 of $2.1 million and $2.8 million, respectively. There were no payments to the IDR holder (KNOT) for the year ended December 31, 2022.
(3)	This included net income that was attributable to the IDR holder for the years ended December 31, 2021 and 2020 of $2.1 million and $2.8 million, respectively.
(4)	Diluted weighted average units outstanding and earnings per unit diluted for the years ended December 2022, 2021 and 2020 does not reflect any potential common units relating to the convertible preferred units since the assumed issuance of any additional units would be anti-dilutive.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31.